Note 11 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments mandatorily measured at fair value through profit or loss	[1]	€ 6,511	€ 5,303	€ 4,133
Debt securities mandatorily measured at fair value through profit or loss		129	128	356
Loans and advances to customers mandatorily measured at fair value through profit or loss		247	655	709
Total non trading financial assets at fair value through profit or loss mandatorily measured at fair value		€ 6,888	€ 6,086	€ 5,198

[1]	(1) In 2022, an agreement was announced with Neon Payments Limited for the subscription of preferred shares representing approximately 21.7% of its capital stock (see Note 3).